Shareholder Fees {- Fidelity Freedom Index 2005 Fund}	Jul. 13, 2021 USD ($)
03.31 Fidelity Freedom Index Funds - Investor PRO-12 | Fidelity Freedom Index 2005 Fund
Shareholder Fees:
(fees paid directly from your investment)	none